Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During the Exploration Stage [Member]	Total
Beginning Balance at May. 31, 2006
Common shares issued to a founder at $0.01 cash per share, June 6, 2006	$ 20,000			$ 20,000
Common shares issued to a founder at $0.01 cash per share, June 6, 2006 (Shares)	20,000,000
Net Income (Loss)			(2,687)	(2,687)
Ending Balance at Jun. 30, 2006	20,000		(2,687)	17,313
Ending Balance (Shares) at Jun. 30, 2006	20,000,000
Common shares issued to founders at $0.01 per share, July 1, 2006	10,000			10,000
Common shares issued to founders at $0.01 per share, July 1, 2006 (Shares)	10,000,000
Common shares issued for cash at $0.04 per share, December 11, 2006	17,375	52,125		69,500
Common shares issued for cash at $0.04 per share, December 11, 2006 (Shares)	17,375,000
Net Income (Loss)			(59,320)	(59,320)
Ending Balance at Jun. 30, 2007	47,375	52,125	(62,007)	37,493
Ending Balance (Shares) at Jun. 30, 2007	47,375,000
Net Income (Loss)			(22,888)	(22,888)
Ending Balance at Jun. 30, 2008	47,375	52,125	(84,895)	14,605
Ending Balance (Shares) at Jun. 30, 2008	47,375,000
Net Income (Loss)			(31,624)	(31,624)
Ending Balance at Jun. 30, 2009	47,375	52,125	(116,519)	(17,019)
Ending Balance (Shares) at Jun. 30, 2009	47,375,000
Common shares issued for mining expenses and related finder's fees				0
Common shares issued for settlement of mining expenses				0
Common shares issued for director fees				0
Common shares issued for investor relations				0
Options issued for mining expenses				0
Net Income (Loss)			(20,639)	(20,639)
Ending Balance at Jun. 30, 2010	47,375	52,125	(137,158)	(37,658)
Beginning Balance (Shares) at Jun. 30, 2010	47,375,000
Common shares issued for cash at $1.00 per share, January 27, 2011	250	249,750		250,000
Common shares issued for cash at $1.00 per share, January 27, 2011 (Shares)	250,000
Common shares issued for cash at $5.25 per share, April 28, 2011	191	999,809		1,000,000
Common shares issued for cash at $5.25 per share, April 28, 2011 (Shares)	190,476
Common shares issued for mining expenses and related finder's fees	500	49,500		50,000
Common shares issued for mining expenses and related finders fees (Shares)	500,000
Common shares issued for settlement of mining expenses	200	739,800		740,000
Common shares issued for settlement of mining expenses (Shares)	200,000
Common shares issued for director fees	2,300	17,592,700		17,595,000
Common shares issued for director fees (Shares)	2,300,000
Common shares issued for investor relations	300	701,700		702,000
Common shares issued for investor relations (Shares)	300,000
Options issued for mining expenses		4,396,523		4,396,523
Net Income (Loss)			(25,329,675)	(25,329,675)
Ending Balance at Jun. 30, 2011	51,116	24,781,907	(25,466,833)	(633,810)
Ending Balance (Shares) at Jun. 30, 2011	51,115,476
Common shares issued for mining expenses and related finder's fees				0
Common shares issued for settlement of mining expenses				0
Common shares issued for director fees				0
Common shares issued for investor relations				0
Options issued for mining expenses				0
Common shares issued for debt conversion	2,000	1,858,000		1,860,000
Common shares issued for debt conversion (Shares)	2,000,000
Net Income (Loss)			(3,774,905)	(3,774,905)
Ending Balance at Mar. 31, 2012	$ 53,116	$ 26,639,907	$ (29,241,738)	$ (2,548,715)
Ending Balance (Shares) at Mar. 31, 2012	53,115,476